Goodwill and Core Deposit Intangibles	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND CORE DEPOSIT INTANGIBLES
NOTE 8 — GOODWILL AND CORE DEPOSIT INTANGIBLES

Goodwill
BancShares applied the acquisition method of accounting for the SVBB Acquisition and the CIT Merger. The fair value of the net assets acquired and core deposit intangibles exceeded the purchase prices for both acquisitions. Consequently, there was a gain on acquisition (and no goodwill) as discussed further in Note 2—Business Combinations.

BancShares had goodwill of $346 million at December 31, 2023 and 2022 that relates to business combinations completed prior to the SVBB Acquisition and the CIT Merger. All of the goodwill relates to the General Bank goodwill reporting unit.

BancShares’ evaluates goodwill for impairment during the Annual Goodwill Impairment Test, or more frequently if events occur or circumstances change that may trigger a decline in the value of the reporting unit or otherwise indicate that a potential impairment exists. There was no goodwill impairment during the years ended December 31, 2023, 2022, or 2021.

Core Deposit Intangibles
Core deposit intangibles represent the estimated fair value of core deposits and other customer relationships acquired. Core deposit intangibles are being amortized over their estimated useful life. The following tables summarize the activity for core deposit intangibles during the year ended December 31, 2023 and 2022:

Core Deposit Intangibles

dollars in millions	2023	2022
Balance at January 1, net of accumulated amortization	$140	$19
Core deposit intangibles related to the SVBB Acquisition	230	—
Core deposit intangibles related to the CIT Merger	—	143
Amortization for the period	(58)	(22)
Balance at December 31, net of accumulated amortization	$312	$140
The following tables summarize the accumulated amortization balance for core deposit intangibles at December 31, 2023 and 2022:

Core Deposit Intangible Accumulated Amortization

dollars in millions	December 31, 2023	December 31, 2022
Gross balance	$501	$271
Accumulated amortization	(189)	(131)
Balance, net of accumulated amortization	$312	$140

The following table summarizes the expected amortization expense as of December 31, 2023 in subsequent periods for core deposit intangibles:

Core Deposit Intangible Expected Amortization

dollars in millions
2024	$63
2025	54
2026	46
2027	39
2028	34
Thereafter	76
Balance, net of accumulated amortization	$312

Intangible Liability
An intangible liability of $52 million was recorded in other liabilities for net below market lessor lease contract rental rates related to the rail portfolio as a result of the CIT Merger. This lease intangible is being amortized on a straight-line basis over the lease term, thereby increasing rental income (a component of noninterest income) over the remaining term of the lease agreements.

The following tables summarize the activity for the intangible liability during the year ended December 31, 2023 and 2022:

Intangible Liability

dollars in millions	2023	2022
Balance at January 1	$36	$—
Acquired in CIT Merger	—	52
Amortization	(12)	(16)
Balance at December 31, net of accumulated amortization	$24	$36
The following tables summarize the accumulated amortization balance for the intangible liability at December 31, 2023 and 2022:
Intangible Liability Accumulated Amortization

dollars in millions	December 31, 2023	December 31, 2022
Gross balance	$52	$52
Accumulated amortization	(28)	(16)
Balance, net of accumulated amortization	$24	$36

The following table summarizes the expected amortization as of December 31, 2023 in subsequent periods for the intangible liability:

Intangible Liability

dollars in millions
2024	$6
2025	4
2026	3
2027	2
2028	2
Thereafter	7
Total	$24